Share Capital - Fair Value (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) year	Dec. 31, 2018 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per option	$ 0.42	$ 0.56
Expected life of share options from vesting date (years) | year	1.97	1.95
Expected forfeiture rate (percent)	8.80%	8.90%
Weighted average exercise price (in CAD per option)	$ 18.19	$ 22.46
Weighted average fair value (in CAD per option)	$ 0.25	$ 0.65
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	27.50%	16.80%
Range of risk-free interest rates used (percent)	1.70%	1.60%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	35.50%	44.40%
Range of risk-free interest rates used (percent)	1.70%	1.90%